Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Sales of licenses	$ 2,441	$ 3,924	$ 3,942
Services	15,621	14,128	16,986
Revenues, Total	18,062	18,052	20,928
COST OF REVENUES
Cost of sales of licenses	238	349	418
Cost of services	6,795	6,482	8,212
Cost of Revenue, Total	7,033	6,831	8,630
GROSS PROFIT	11,029	11,221	12,298
RESEARCH AND DEVELOPMENT EXPENSES	3,417	3,517	2,943
SELLING AND MARKETING EXPENSES	1,250	1,105	1,173
GENERAL AND ADMINISTRATIVE EXPENSES	1,676	1,393	1,766
OPERATING INCOME	4,686	5,206	6,416
GAIN ON DISPOSAL OF A SUBSIDIARY	893	0	0
FINANCIAL INCOME (EXPENSES) - net	630	166	(114)
INCOME BEFORE TAXES ON INCOME	6,209	5,372	6,302
TAXES ON INCOME	597	1,169	1,284
NET INCOME	$ 5,612	$ 4,203	$ 5,018
EARNINGS PER SHARE - Basic and diluted	$ 0.29	$ 0.22	$ 0.26
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER SHARE - IN THOUSANDS
Basic	19,292	19,234	19,183
Diluted	19,559	19,307	19,283